SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2018
Statements Line Items
SUPPLEMENTAL INFORMATION [Text Block]

NOTE 14 – SUPPLEMENTAL INFORMATION

(a)    Changes in working capital consisted of the following:

	Year ended December 31
	2018	2017	2016
	$	$	$
Changes in working capital:
Accounts receivable	203	284	1,530
Prepaids and deposits	(29)	(10)	12
Accounts payable and accrued liabilities	766	15	(758)
	940	289	784
Comprised of:
Operating activities	720	219	667
Investing activities	214	32	178
Financing activities	6	38	(61)
	940	289	784
Other cash flow information:
Cash paid for interest	397	480	596
Income taxes paid	-	-	-

(b)    Per share amounts:

Basic loss per share amounts has been calculated by dividing the net loss for the year attributable to the shareholders’ of the Company by the weighted average number of common shares outstanding. Stock options and share purchase warrants were excluded from the calculation. The basic and diluted net loss per share is the same as the stock options and share purchase warrants were anti-dilutive. The following table summarizes the common shares used in calculating basic and diluted net loss per common share:

	Year ended December 31,
	2018	2017	2016
Weighted average common shares outstanding
Basic	103,606,088	61,682,462	42,095,366
Diluted	103,606,088	61,682,462	42,095,366